Offerings - Offering: 1	Jun. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share
Amount Registered | shares	1,725,000
Proposed Maximum Offering Price per Unit	60.00
Maximum Aggregate Offering Price	$ 103,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,293.35
Offering Note	(a) Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended. The Registrant previously paid an aggregate filing fee of $231,472.86 for the Registration Statement on Form S-1, as amended (File No. 333-295701). In accordance with Rule 462(b) under the Securities Act of 1933, as amended, an additional amount of securities having a proposed maximum offering price per unit of $60.00 are hereby registered, which includes the additional shares that the underwriters have the option to purchase. (b) Represents only the additional number of shares of Class A common stock being registered and includes additional shares of Class A common stock that the underwriters have the option to purchase. Does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1, as amended (File No. 333-295701).